Significant Accounting Policies (Summary Of Anti-Dilutive Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	17,267	1,948
Restricted Stock Units R S U [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	14	521
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	1,228	1,007
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	2,746
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	13,279	420